Pension and Other Post-retirement Benefit Plans (Unrecognized Costs Income Recorded on BS) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Costs/Income Recorded on the Balance Sheet
AOCI, tax expense (benefit)	$ 1.6	$ 2.5
Pension Benefits
Unrecognized Costs/Income Recorded on the Balance Sheet
Actuarial net loss (gain)	60.1	104.4
Prior service cost (credit)	1.0	1.0
Total	61.1	105.4
Regulatory asset (liability)	44.1	88.7
Pre-tax accumulated other comprehensive loss (income)	16.8	16.3
Total	60.9	105.0
Unrecognized pension and health and life benefits allocated to affiliates	0.2	0.4
Health and Life Benefits
Unrecognized Costs/Income Recorded on the Balance Sheet
Actuarial net loss (gain)	(133.1)	(21.6)
Prior service cost (credit)	(87.0)	(102.8)
Total	(220.1)	(124.4)
Regulatory asset (liability)	(195.7)	(116.9)
Pre-tax accumulated other comprehensive loss (income)	(23.0)	(6.7)
Total	(218.7)	(123.6)
Unrecognized pension and health and life benefits allocated to affiliates	$ 1.4	$ 0.8